Stockholders' Equity	12 Months Ended
Jun. 30, 2014
Stockholders' Equity [Abstract]
STOCKHOLDERS' EQUITY

Note 11 – STOCKHOLDER’S EQUITY

Preferred Stock

The Company has 1,000,000 undesignated shares of Preferred Stock authorized, each having a par value of $0.01, as of June 30, 2014 and 2013 after giving effect to the authorized shares discussed below. There were 5,000 shares of Series B Preferred Stock authorized, issued and outstanding as of June 30, 2014 and 2013 (the “Series B Preferred Shares”). Under the terms of the Series B Preferred Stock Certificate of Designation, the holder(s) of the Series B Preferred Shares have the right, until June 30, 2018, to (A) elect the majority of the Company’s Board of Directors and (B) vote on all other matters to come before the holders of common stock (the “Common Stock”) with each vote per share of Series B Preferred Stock equal to 1,000 shares of Common Stock.

After June 30, 2018, the Series B Preferred Shares shall have no voting rights and shall be redeemable by the Company for the sum of one tenth of a cent ($0.001) per Series B Preferred Share. The Series B Preferred Shares will not have any conversion rights and shall not be entitled to receive any dividends, distributions, or other economic or financial interest in the Company, and in the event of a liquidation, dissolution, or winding up of the Company, whether voluntary or involuntary, the holders of Class B Preferred Shares will be entitled to receive out of the Company’s assets, whether such assets are capital or surplus, of any nature, the sum of one-tenth of a cent ($0.001) per Series B Preferred Share, after payment to the holders of the Common Stock and the holders of any other series or class of the Company’s equity securities ranking senior to the Common Stock.

Common Stock

The Company has 50,000,000 shares of Common Stock authorized, each having a par value of $0.001, as of June 30, 2014 and 2013 after giving effect to the authorized shares discussed below. There were 7,671,632 shares issued and outstanding as of June 30, 2014 and 9,961,632 shares issued and outstanding as of June 30, 2013. The Company has 338,368 shares to be issued as of June 30, 2014 and 2013. Each share of Common Stock is entitled to one (1) vote.

On October 3, 2013, the Company amended and restated the certificate of incorporation to decrease the number of authorized shares of Common Stock and Preferred Stock to 50,000,000 and 1,000,000 respectively.  The Company also reduced the par value of the Common Stock to $0.001 from $0.10.

On October 29, 2013, 150,000 shares which had previously been issued to contractors were cancelled because performance criteria relating to the issuance of these shares had not been met.

On February 11, 2014, 2,140,000 shares which had previously been issued to Edward DeFeudis and Marco Garibaldi were cancelled as per the terms of the settlement agreement as further detailed in Footnote 2.

On February 11, 2014, 100,000 of the shares returned in the settlement agreement were issued to a note holder of Wiki as further detailed in Footnote 2.